Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	66.165
Maximum Aggregate Offering Price	$ 6,616,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 913.74
Offering Note	(1) Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low sales prices of the common shares, without par value ("Common Shares"), of Restaurant Brands International Inc. (the "Registrant") as reported on the New York Stock Exchange on February 13, 2026. (2) This registration statement covers a total of 100,000 Common Shares that may be delivered under the Registrant's 2026 Employee Share Purchase Plan. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional Common Shares which may be offered and issued under the reason of any share dividend, share split, recapitalization or other similar transaction.